Payables and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 359	$ 411
Accruals on capital spending	45	52
Customer rebates accruals	27	51
Equity-based compensation	45	69
Compensation	152	172
Export duties	4	11
Dividends	25	21
Interest	5	4
Current portion of lease obligations	11	11
Accrued sales and city taxes	19	26
Other	30	20
Payables and accrued liabilities	$ 722	$ 848